Related party balances and transactions - Amounts due to related parties (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Related party balances and transactions
Amounts due to related parties	¥ 257,756	$ 37,989	¥ 462,837
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
Related Party
Related party balances and transactions
Amounts due to related parties	¥ 257,756	$ 37,989	¥ 462,837
Mr. Yuan Li | Related Party
Related party balances and transactions
Amounts due to related parties	¥ 202,372	$ 29,826	¥ 417,062
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
JD LIYUAN LIMITED | Related Party
Related party balances and transactions
Amounts due to related parties	¥ 55,384	$ 8,163	¥ 45,732
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
Mr. Xiang Lan | Related Party
Related party balances and transactions
Amounts due to related parties			¥ 43
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party